CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                                  May 15, 2013


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


      Re:                First Trust Exchange-Traded Fund IV
                      (Registration Nos. 333-174332, 811-22559)
                ----------------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund IV (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus for the Registrant filed pursuant to Rule 497(c) on May 2, 2013. The Registration Statement relates to First Trust Senior Loan Fund, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                       Very truly yours,

                                       CHAPMAN AND CUTLER LLP


                                       By: /s/ Morrison C. Warren
                                           ------------------------------------
                                               Morrison C. Warren
Enclosures